Long-term Incentive Plans (Details 2) - Performance Stock Units 1 [Member]	12 Months Ended
Jan. 31, 2025 shares
Statement [Line Items]
Volume weighted average common shares	6,000,000
Vesting provision on March 31, 2021	25,000
Total vesting provisions	6,025,000
Description of Volume weighted average common share price	$0.30 – 33.33%; $0.50 – 33.33%; $1.00 – 33.34%